United States
         Securities and Exchange Commission

         "Washington, D.C. 20549"

         Form 13F

Report for the Quarter Ended:               " March 31, 1999"


Check here if Amendment (  ) Amendment Number:

This Amendment (Check only one): (  ) is a restatement




                (  ) adds new holdings entries






Inststutional Investment Manager Filing This Report:




"Name:                                  Wilkinson O'Grady & Co., Inc."




Address:          520 Madison Avenue



             25th Floor


         "    New York, New York 10022"






13-F File Number        0000945425






The institutional investment manager filing this report and the




Person by whom it is signed hereby represent that the person




"Signing this report is authorized to submit it, that all information"




"Contained herein is true, correct, and complete,and that it is understood"




"That all required items,statements,schedules,lists and tables,are considered"




Integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:         Beverly T. O'Grady
Title         President
Phone         (212)-644-5252

"Signature,Place,and Date of Signing"


"Beverly T. O'Grady  New York, New York July 1, 1999"


Report Type (check only one)

(x) 13F Holdings Report
(  ) 13F Notice
(  ) 13F Combination Report

List of Other Managers Reporting For This Manager


    NONE

I am signing this report as required by the Securities Exchange Act of 1934

    FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0



Form 13F Information Table Entry Total:               100



Form 13F Information Table Value Total           " $830,717,093 "

                        FORM 13F INFORMATION TABLE


    Title of                 Number    Investment     Other     Voting
Authority (Shs)
Name of Issuer     Class     Cusip #      $ Value     of Shares Discretion
Mgrs
Sole      Shared    None
Microsoft Corp     Common    594918104 " 80,136,043 " " 894,126 "        Sole
    "
 894,126 "
America OnLine Inc.     Common    023645J104     " 63,594,258 " " 432,614 "

Sole          " 432,614 "
Intel Corp    Common    458140100 " 60,618,404 " " 1,019,868 "      Sole
"
1,019,868 "
MCI Worldcomm Common    552688106 " 58,416,268 " " 659,605 "        Sole
"
659,605 "
Applied Matls Inc  Common    038222105 " 49,159,262 " " 796,508 "        Sole
    "
 796,508 "
Citigroup Inc Common    172967101 " 42,282,120 " " 661,951 "        Sole
"
661,951 "
Amer Int'l Group   Common    026874107 " 37,271,075 " " 308,983 "        Sole
    "
 308,983 "
Interpublic Group  Common    460690100 " 32,987,850 " " 423,600 "        Sole
    "
 423,600 "
Merck    Common    589331107 " 30,518,491 " " 380,886 "        Sole       "
380,886 "
Fannie Mae    Common    313586109 " 27,645,570 " " 399,214 "        Sole
"
399,214 "
Linear Tech Corp   Common    535678106 " 24,769,638 " " 483,310 "        Sole
    "
 483,310 "
Lucent Technologies     Common    549463107 " 24,172,128 " " 447,632 "
Sole          " 447,632 "
Cisco Systems Common    17275R102 " 24,133,880 " " 220,275 "        Sole
"
220,275 "
Tellabs Inc.  Common    897664100 " 20,647,733 " " 211,230 "        Sole
"
211,230 "
BankAmerica Corp.  Common    06605F102 " 20,186,108 " " 285,821 "        Sole
    "
 285,821 "
Amer Home Prod     Common    026609107 " 15,139,044 " " 232,016 "        Sole
    "
 232,016 "
Walt Disney   Common    254687106 " 13,140,757 " " 422,193 "        Sole
"
422,193 "
Exodus Corp.  Common    302088109 " 11,966,465 " " 177,940 "        Sole
"
177,940 "
Dell Computer Common    247025109 " 11,590,515 " " 283,550 "        Sole
"
283,550 "
Global Crossings Ltd    Common    G3921A100 " 11,385,362 " " 246,170 "
Sole          " 246,170 "
Rambus Inc    Common    750917106 " 10,277,469 " " 159,650 "        Sole
"
159,650 "
Johnson & Johnson  Common    478160104 " 9,654,997 "  " 103,262 "        Sole
    "
 103,262 "
Dollar Tree Stores Common    256747106 " 9,505,238 "  " 307,240 "        Sole
    "
 307,240 "
Carnival Corp Common    143658102 " 9,120,038 "  " 187,800 "        Sole
"
187,800 "
AT&T Corp     Common    001957109 " 8,448,951 "  " 158,790 "        Sole
"
158,790 "
Pfizer Cop    Common    717081103 " 7,857,690 "  " 56,632 "         Sole
"
56,632 "
Nextlink Common    65333H707 " 7,754,320 "  " 138,470 "        Sole       "
138,470 "
C-Net Inc. Del Com Common    125945105 " 6,826,462 "  " 74,100 "         Sole
    "
 74,100 "
Eli Lilly Corp     Common    532457108 " 6,108,284 "  " 71,968 "         Sole
    "
 71,968 "
Nokia Corp    Common    654902204 " 5,225,412 "  " 67,100 "         Sole
"
67,100 "
GE  Common    369604103 " 4,867,500 "  " 44,000 "         Sole       " 44,000 "

Unilever NY Shares Common    904784101 " 4,824,691 "  " 72,620 "         Sole
    "
 72,620 "
Xillinx  Common    983919101 " 4,356,412 "  " 107,400 "        Sole       "
107,400 "
Exxon Corp    Common    302290101 " 4,331,267 "  " 61,382 "         Sole
"
61,382 "
Abbot Labs    Common    002824100 " 4,173,100 "  " 89,145 "         Sole
"
89,145 "
Yahoo Inc     Common    984332106 " 2,980,237 "  " 17,700 "         Sole
"
17,700 "
At Home Corp  Common    045919107 " 2,661,750 "  " 16,900 "         Sole
"
16,900 "
Royal Dutch Pete   Common    780257804 " 2,402,816 "  " 46,208 "         Sole
    "
 46,208 "
Wells Fargo   Common    949746101 " 2,229,975 "  " 63,600 "         Sole
"
63,600 "
ATT-Liberty Med    Common    001957008 " 1,858,663 "  " 35,340 "         Sole
    "
 35,340 "
Coca-Cola     Common    191216100 " 1,844,380 "  " 30,051 "         Sole
"
30,051 "
Hartford Fincl     Common    416515104 " 1,809,478 "  " 31,850 "         Sole
    "
 31,850 "
Cox Comm Common    224044107 " 1,618,904 "  " 21,407 "         Sole       "
21,407 "
Synovus Fincl Corp Common    87161C105 " 1,582,005 "  " 77,171 "         Sole
    "
 77,171 "
InfoSeek Corp Common    45678M107 " 19,825,340 " " 267,910 "        Sole
"
267,910 "
Elan PLC ADR  Common    281131208 " 1,548,450 "  " 22,200 "         Sole
"
22,200 "
"Bed,Bath&Beyond"  Common    075896100 " 1,277,500 "  " 35,000 "         Sole
    "
 35,000 "
Schlumberger  Common    806857108 " 1,113,469 "  " 18,500 "         Sole
"
18,500 "
Brstl-Myrs-Squibb  Common    110122108 " 1,066,527 "  " 16,632 "         Sole
    "
 16,632 "
Chubb Corp    Common    171232101 " 1,037,727 "  " 17,720 "         Sole
"
17,720 "
Zurich Ibs(Jersey) Convts     XR5041316     " 1,025,194 "  " 749,000 "
Sole          " 749,000 "
RocheWTS 11/28/02  Warrants  XR5379697 " 1,018,453 "  " 33,800 "         Sole
    "
 33,800 "
Time     Common    887315109 " 1,009,220 "  " 14,252 "         Sole       "
14,252 "
Williams Sonoma    Common    969904101 " 861,625 "    " 30,500 "         Sole
    "
 30,500 "
Texaco   Common    881694103 " 845,007 "    " 14,890 "         Sole       "
14,890 "
Warner Lambert     Common    934488107 " 808,250 "    " 12,200 "         Sole
    "
 12,200 "
Smithkline Bcham   Common    832378301 " 797,082 "    " 11,148 "         Sole
    "
 11,148 "
SBC Comm Common    78387G103 " 792,750 "    " 16,800 "         Sole       "
16,800 "
American Express   Common    025816109 " 765,257 "    " 6,499 "     Sole
"
6,499 "
SAP AG Common Common    XR4846288 " 747,986 "    " 2,600 "     Sole       "
2,600 "
Ericsson LM Tel    Common    294821400 " 623,887 "    " 26,200 "         Sole
    "
 26,200 "
Legato Systems     Common    524651106 " 619,500 "    " 12,000 "         Sole
    "
 12,000 "
"MBIA, Inc."  Common    55262C100 " 614,800 "    " 10,600 "         Sole
"
10,600 "
GTE Corp.     Common    362320103 " 611,534 "    " 10,108 "         Sole
"
10,108 "
Nokia AB A Shs     Common    XR5444498 " 556,899 "    " 3,460 "     Sole
"
3,460 "
Burlington Northrn Common    121897T10 " 493,125 "    " 15,000 "         Sole
    "
 15,000 "
BP Amoco ADS  Common    0556222104     " 479,346 "    " 4,746 "     Sole
"
4,746 "
ASM Lithography    Common    N07059111 " 472,500 "    " 10,500 "         Sole
    "
 10,500 "
Chase Manhattan    Common    16161A108 " 440,727 "    " 5,416 "     Sole
"
5,416 "
Pacific Ctry Fincl Common    694058108 " 438,375 "    " 21,000 "         Sole
    "
 21,000 "
Marsh & McLennan   Common    571748102 " 427,383 "    " 5,756 "     Sole
"
5,756 "
Lowes Cos.    Common    548861107 " 423,500 "    " 7,000 "     Sole       "
7,000 "
Schering Plough    Common    806605101 " 415,922 "    " 7,528 "     Sole
"
7,528 "
Gillette Co   Common    375766102 " 407,147 "    " 6,850 "     Sole       "
6,850 "
Vodafone Common    93857T107 " 394,275 "    " 2,100 "     Sole       " 2,100 "


Air Touch Comm     Common    00949T100 " 372,876 "    " 3,859 "     Sole
"
3,859 "
AES Wts 7/31/00    Warrants  00130H11  " 360,630 "    " 8,014 "     Sole
"
8,014 "
AES Corp Common    00130H10  " 353,875 "    " 9,500 "     Sole       " 9,500 "


WPP Group PLC Common    929309300 " 346,000 "    " 4,000 "     Sole       "
4,000 "
Li & Fung Ltd Common    XR6514635 " 315,224 "    " 149,000 "        Sole
"
149,000 "
Telefonica SA Common    XR4880822 " 311,612 "    " 7,347 "     Sole       "
7,347 "
Tel De Espana Common    879382208 " 293,825 "    " 2,300 "     Sole       "
2,300 "
IBM Common    459200101 " 286,790 "    " 1,618 "     Sole       " 1,618 "

Home Depot    Common    437076102 " 286,350 "    " 4,600 "     Sole       "
4,600 "
BerkshireHathaway  Common    084670108 " 285,600 "     4       Sole        4

Sony Corp ADR Common    835699307 " 273,937 "    " 3,000 "     Sole       "
3,000 "
Amgen Inc     Common    031162100 " 269,550 "    " 3,600 "     Sole       "
3,600 "
Vodafone Group     Common    XR0719210 " 266,094 "    " 14,346 "         Sole
    "
 14,346 "
Pepsico  Common    713488108 " 250,800 "    " 6,400 "     Sole       " 6,400 "


"Mannesmann, AG"   Common    XR5460955 " 248,069 "    " 2,000 "     Sole
"
2,000 "
Int'l Paper   Common    460146103 " 236,250 "    " 5,600 "     Sole       "
5,600 "
Deluxe Corp   Common    248019101 " 235,913 "    " 8,100 "     Sole       "
8,100 "
"Norvatis,AG" Common    66987V109 " 234,176 "    " 2,900 "     Sole       "
2,900 "
SBC Wts 4/2/2002   Warrants  XR8577188 " 232,360 "    " 32,600 "         Sole
    "
 32,600 "
Harley Davidson    Common    412822108 " 229,500 "    " 4,000 "     Sole
"
4,000 "
Globalstar Telecomm     Common    G3930H104 " 208,958 "    " 15,060 "
Sole          " 15,060 "
Incyte Pharmctcl   Common    45337C102 " 208,650 "    " 10,400 "         Sole
    "
 10,400 "
EMC Corp. Mass     Common    268648102 " 204,400 "    " 1,600 "     Sole
"
1,600 "
Nestle Wts 1/15/02 Warrants  XR5251041 " 202,680 "    " 24,000 "         Sole
    "
 24,000 "
British Telecomm   Common    XR0140843 " 163,207 "    " 10,000 "         Sole
    "
 10,000 "
    3/31/99 Market Value          " 830,717,093 "
